VIA EDGAR

                              May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549



Re:  Putnam Voyager Fund II (Reg. No. 33-37527) (811-6203)
     (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 29, 1997.

      Comments or questions concerning this certificate may be directed to Gary A. Ashjian at 1-800-225-2465, ext. 11142.

                              Very truly yours,


                              Putnam Voyager Fund II

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Brian McCabe, Esq.